Fair Value of Pension Plan Assets by Asset Category (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified				12 Months Ended							12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Japanese Government Bond Securities	Mar. 31, 2012 Japanese Government Bond Securities	Mar. 31, 2013 Japanese Municipal Bonds Securities	Mar. 31, 2012 Japanese Municipal Bonds Securities	Mar. 31, 2013 Japanese Corporate Bonds Securities	Mar. 31, 2012 Japanese Corporate Bonds Securities	Mar. 31, 2013 Japanese Corporate Bonds Securities ORIX JREIT Inc.	Mar. 31, 2013 Foreign Government Bonds	Mar. 31, 2012 Foreign Government Bonds	Mar. 31, 2013 Debt Securities	Mar. 31, 2012 Debt Securities	Mar. 31, 2013 Japanese Companies Equity Securities	Mar. 31, 2013 Japanese Companies Equity Securities ORIX JREIT Inc.	Mar. 31, 2012 Japanese Companies Equity Securities ORIX JREIT Inc.
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 96,969	¥ 85,945	¥ 85,396					¥ 107		¥ 41					¥ 12	¥ 179	¥ 89
Pension plan assets investment allocation in pooled funds				70.00%	70.00%	10.00%	10.00%	20.00%	20.00%		90.00%	80.00%	10.00%	20.00%